Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk Profile of Borrowings	The Group's financial instruments bearing interest at variable rates are as follows:

As at	March 31,
	2023	2022
	$	$
Credit Facility (note 10)	82,512	66,631
Secured loans (note 10)	13,192	8,596
Other long-term debt	—	120
	95,704	75,347

Summary of Carrying Amount and Contractual Maturities of Financial Liabilities
The following table summarizes the carrying amount and the contractual maturities of both the interest and principal portion of significant financial liabilities.

As at	March 31, 2023
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Trade payable	53,145	53,145	53,145	—	—	—
Contingent consideration	9,157	9,565	—	8,826	739	—
Credit Facility	82,512	88,436	5,924	82,512	—	—
Secured loans	13,192	14,226	9,398	4,828	—	—
Subordinated unsecured loans	20,000	23,275	1,310	1,310	20,655	—
Balance of purchase price payable	11,993	12,642	4,214	4,214	4,214	—
Lease liabilities	18,516	20,499	4,545	5,219	7,197	3,538
	208,515	221,788	78,536	106,909	32,805	3,538

As at	March 31, 2022
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Trade payable	53,507	53,507	53,507	—	—	—
Credit Facility	66,631	70,775	2,072	2,072	66,631	—
Secured loans	8,596	9,060	4,988	4,072	—	—
Subordinated unsecured loans	17,500	21,773	1,221	1,221	19,331	—
Balances of purchase price payable	13,026	13,419	13,419	—	—	—
Other liabilities (included in long-term debt)	120	120	120	—	—	—
Lease liabilities	21,263	24,045	4,302	4,270	10,244	5,229
	180,643	192,699	79,629	11,635	96,206	5,229

Disclosure of credit risk
The following table provides information about the exposure to credit risk for trade accounts receivable:

As at	March 31,
	2023	2022
	$	$
Current	65,682	70,039
0-30 days	19,544	21,600
31-60 days	1,690	3,072
61-90 days	852	1,071
Over 90 days	2,239	2,507
	90,007	98,289

Summary of Quantitative Data About Exposure to Currency Risk
The summary quantitative data about the Group’s exposure to currency risk for the significant exchange rates is as follow, expressed in Canadian dollars:

As at	March 31,
	2023	2022
	$	$
Cash	3,662	1,428
Accounts receivable and other receivables	325	34
Accounts payable and accrued liabilities	(1,449)	(1,599)
Contingent consideration	(2,120)	—
Credit Facility	(759)	—
Balance of purchase price payable	(2,525)	—
Net statement of financial position exposure	(2,866)	(137)

Summary of Sensitivity Analysis Based on Group's Foreign Currency Financial Instruments	The sensitivity analysis is based on the Group’s foreign currency financial instruments held at each reporting date.

			Profit or loss
Effect in Canadian dollar			Strengthening	Weakening
As at March 31, 2023
USD	13%	Movement	(278)	278
As at March 31, 2022
USD	7%	Movement	(26)	26

Financing Liabilities, Carrying Amount
The following table summarizes their carrying amount.

As at	March 31,
	2023	2022
	$	$
Credit Facility (a)	82,512	66,631
Secured loans (a)	13,192	8,596
Subordinated unsecured loans (b)	20,000	17,500
Balances of purchase price payable (c)	11,993	13,026
	127,697	105,753

(a) The fair values of the Credit Facility and secured loans, bearing interest at variable rates, approximate their respective carrying amounts because the interest rates applied approximate current market interest rate.
(b) As at March 31, 2023, the fair value of the subordinated unsecured loans, bearing interest at fixed rates, was approximately $19,038,000 (March 31, 2022 - $16,982,000).
(c) As at March 31, 2023, the fair value of the balance of purchase price payable approximate its carrying amounts given the recent fair market value assessment at the time of acquisition. As at March 31, 2022, the fair value of the balances of purchase price payable approximate their carrying amounts given the short-term maturity of the balances of purchase price payable.